OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities, Current [Abstract]
Tax payables	$ 7,105	$ 12,428
Hedging transactions related payables - see Note 10A	4,806	5,070
Others	3,929	1,712
Total other current liabilities	$ 15,840	$ 19,210